INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS [Abstract]
Cash and due from banks	$ 35,238	$ 54,260
Interest bearing deposits - time	5,591	11,866
Accrued income and other assets	26,372	23,733
Total Assets	2,548,950	2,409,066
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	35,569	35,569
Accrued expenses and other liabilities	28,531	24,488
Shareholders' equity	248,980	251,092	$ 250,371	$ 231,581
Total Liabilities and Shareholders' Equity	2,548,950	2,409,066
OPERATING INCOME [Abstract]
Interest income	86,523	80,842	80,555
Gains on extinguishment of debt	0	0	500
OPERATING EXPENSES [Abstract]
Interest expense	6,882	5,856	7,299
Income (Loss) Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	32,901	29,380	25,216
Income tax benefit	10,135	9,363	7,195
Net Income	22,766	20,017	18,021
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	22,766	20,017	18,021
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM (USED) IN OPERATING ACTIVITIES
Deferred income tax benefit	8,064	8,997	8,918
Share based compensation	1,620	1,477	1,192
Gain on extinguishment of debt	0	0	(500)
Decrease in accrued income and other assets	(5,478)	(1,387)	(2,579)
Increase (decrease) in accrued expenses and other liabilities	838	(196)	(7,213)
Total Adjustments	1,217	4,018	(4,950)
Net Cash From Operating Activities	23,983	24,035	13,071
CASH FLOW FROM INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time	0	(4,595)	(2,401)
Maturity of interest bearing deposits - time	6,253	6,222	6,719
Net Cash Used in Investing Activities	(138,855)	(160,513)	(82,116)
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Repurchase of common stock	(16,854)	(13,498)	0
Dividends paid	(7,274)	(5,896)	(4,129)
Proceeds from issuance of common stock	82	112	97
Share based compensation withholding obligation	(627)	(1,091)	0
Redemption of subordinated debt	0	0	(4,654)
Net Cash From Financing Activities	112,283	148,245	23,980
Net Increase (Decrease) in Cash and Cash Equivalents	(2,589)	11,767	(45,065)
Cash and Cash Equivalents at Beginning of Year	85,783	74,016	119,081
Cash and Cash Equivalents at End of Year	83,194	85,783	74,016
Parent Company [Member]
ASSETS [Abstract]
Cash and due from banks	9,515	10,800
Interest bearing deposits - time	5,000	5,000
Investment in subsidiaries	259,883	261,016
Accrued income and other assets	10,489	10,120
Total Assets	284,887	286,936
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	35,569	35,569
Accrued expenses and other liabilities	379	378
Shareholders' equity	248,939	250,989
Total Liabilities and Shareholders' Equity	284,887	286,936
OPERATING INCOME [Abstract]
Dividends from subsidiary	5,000	0	0
Interest income	27	72	64
Gains on extinguishment of debt	0	0	500
Gain on securities	0	0	295
Other income	153	31	35
Total Operating Income	5,180	103	894
OPERATING EXPENSES [Abstract]
Interest expense	1,167	1,021	1,462
Administrative and other expenses	554	560	527
Total Operating Expenses	1,721	1,581	1,989
Income (Loss) Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	3,459	(1,478)	(1,095)
Income tax benefit	(615)	(542)	(383)
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries	4,074	(936)	(712)
Equity in undistributed net income of subsidiaries	18,692	20,953	18,733
Net Income	22,766	20,017	18,021
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	22,766	20,017	18,021
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM (USED) IN OPERATING ACTIVITIES
Deferred income tax benefit	(615)	(542)	(383)
Share based compensation	29	21	46
Gain on extinguishment of debt	0	0	(500)
Net gains on securities	0	0	(295)
Decrease in accrued income and other assets	246	5	118
Increase (decrease) in accrued expenses and other liabilities	1	(6)	287
Equity in undistributed net income of subsidiaries	(18,692)	(20,953)	(18,733)
Total Adjustments	(19,031)	(21,475)	(19,460)
Net Cash From Operating Activities	3,735	(1,458)	(1,439)
CASH FLOW FROM INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time	(7,500)	(5,000)	(17,500)
Maturity of interest bearing deposits - time	7,500	12,500	5,000
Return of capital from subsidiary	18,000	18,500	15,000
Net Cash Used in Investing Activities	18,000	26,000	2,500
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Repurchase of common stock	(16,854)	(13,498)	0
Dividends paid	(7,274)	(5,896)	(4,129)
Proceeds from issuance of common stock	1,735	1,569	1,242
Share based compensation withholding obligation	(627)	(1,091)	0
Redemption of subordinated debt	0	0	(4,654)
Net Cash From Financing Activities	(23,020)	(18,916)	(7,541)
Net Increase (Decrease) in Cash and Cash Equivalents	(1,285)	5,626	(6,480)
Cash and Cash Equivalents at Beginning of Year	10,800	5,174	11,654
Cash and Cash Equivalents at End of Year	$ 9,515	$ 10,800	$ 5,174